Revenue from Contracts with Customers - Summary of Revenues Based on Product Lines (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Sales of goods	€ 146,222	€ 129,416	€ 136,372
Sales of services	17,721	14,353	7,813
Total	€ 163,943	€ 143,769	€ 144,185